Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (66.0%)(a)
	Shares	Value
Basic materials (2.2%)
Air Liquide SA (France)	279	$53,878
AptarGroup, Inc.	376	60,231
ArcelorMittal SA (France)	1,005	26,316
Archer-Daniels-Midland Co.	936	55,917
Arkema SA (France)	373	35,528
Axalta Coating Systems, Ltd.(NON)	1,671	60,473
BHP Group, Ltd. (ASE Exchange) (Australia)	4,357	135,268
BHP Group, Ltd. (London Exchange) (Australia)	394	12,184
CF Industries Holdings, Inc.	841	72,158
Cie de Saint-Gobain SA (France)	1,344	122,576
Cleveland-Cliffs, Inc.(NON)	2,348	29,984
CRH PLC (London Exchange)	590	53,998
Dow, Inc.	1,128	61,623
DuPont de Nemours, Inc.	749	66,743
Eastman Chemical Co.	583	65,267
Evonik Industries AG (Germany)	1,050	24,580
Fortescue, Ltd. (Australia)	6,341	89,437
Freeport-McMoRan, Inc.	1,416	70,687
Glencore PLC (United Kingdom)	11,262	64,494
HeidelbergCement AG (Germany)	675	73,534
Holcim AG (Switzerland)	1,316	128,880
Huntsman Corp.	2,680	64,856
Linde PLC	125	59,608
Louisiana-Pacific Corp.	1,848	198,586
LyondellBasell Industries NV Class A	654	62,719
Mosaic Co. (The)	2,387	63,924
Northern Star Resources, Inc. (Australia)	1,298	14,219
Nucor Corp.	436	65,548
Packaging Corp. of America	334	71,944
PPG Industries, Inc.	478	63,316
Prysmian SpA (Italy)	382	27,794
Rio Tinto PLC (United Kingdom)	1,350	95,833
ROCKWOOL International A/S Class B (Denmark)	64	30,045
Sherwin-Williams Co. (The)	203	77,479
Shin-Etsu Chemical Co., Ltd. (Japan)	3,000	125,371
Sumitomo Metal Mining Co., Ltd. (Japan)	200	6,002
Weyerhaeuser Co.(R)	1,872	63,386

		2,454,386
Capital goods (2.8%)
ABB, Ltd. (Switzerland)	2,499	144,981
Airbus SE (France)	469	68,641
Allison Transmission Holdings, Inc.	679	65,232
Caterpillar, Inc.	185	72,357
Crown Holdings, Inc.	647	62,034
Cummins, Inc.	188	60,873
Curtiss-Wright Corp.	199	65,409
Dassault Aviation SA (France)	130	26,843
Donaldson Co., Inc.	846	62,350
Eaton Corp. PLC	197	65,294
Flowserve Corp.	1,256	64,923
Fortive Corp.	796	62,828
GEA Group AG (Germany)	736	36,098
Graco, Inc.	679	59,419
Hitachi, Ltd. (Japan)	3,200	84,855
Honeywell International, Inc.	131	27,079
Howmet Aerospace, Inc.	611	61,253
ITT, Inc.	222	33,191
Komatsu, Ltd. (Japan)	500	13,997
Legrand SA (France)	273	31,451
Lockheed Martin Corp.	1,528	893,208
Mitsubishi Electric Corp. (Japan)	4,000	64,884
Northrop Grumman Corp.	148	78,154
Parker Hannifin Corp.	76	48,018
Schindler Holding AG (Switzerland)	160	46,961
Smiths Group PLC (United Kingdom)	1,237	27,799
Textron, Inc.	684	60,589
Veralto Corp.	615	68,794
Vertiv Holdings Co. Class A	3,211	319,462
Vinci SA (France)	1,079	126,131
Waste Management, Inc.	275	57,090

		2,960,198
Communication services (1.4%)
American Tower Corp.(R)	288	66,977
AT&T, Inc.	2,448	53,856
Comcast Corp. Class A	14,549	607,712
Crown Castle, Inc.(R)	486	57,654
Deutsche Telekom AG (Germany)	342	10,044
Iridium Communications, Inc.	2,168	66,016
KDDI Corp. (Japan)	3,600	115,335
Koninklijke KPN NV (Netherlands)	14,722	60,129
Telstra Group, Ltd. (Australia)	22,336	59,783
Verizon Communications, Inc.	8,747	392,828

		1,490,334
Communications equipment (0.5%)
Arista Networks, Inc.(NON)	196	75,229
Motorola Solutions, Inc.	980	440,637

		515,866
Computers (5.2%)
Apple, Inc.	19,716	4,593,828
Check Point Software Technologies, Ltd. (Israel)(NON)	100	19,281
Cisco Systems, Inc.	1,069	56,892
CrowdStrike Holdings, Inc. Class A(NON)	217	60,862
Dropbox, Inc. Class A(NON)	2,481	63,092
NetApp, Inc.	527	65,090
ServiceNow, Inc.(NON)	349	312,142
Snowflake, Inc. Class A(NON)	540	62,024
SS&C Technologies Holdings, Inc.	1,553	115,248
Synopsys, Inc.(NON)	122	61,780
Teradata Corp.(NON)	2,099	63,684
Twilio, Inc. Class A(NON)	942	61,437
Zoom Video Communications, Inc. Class A(NON)	1,011	70,507

		5,605,867
Conglomerates (1.2%)
3M Co.	6,157	841,662
AMETEK, Inc.	351	60,270
General Electric Co.	346	65,249
Marubeni Corp. (Japan)	1,300	21,478
Mitsubishi Corp. (Japan)	5,900	122,601
Mitsui & Co., Ltd. (Japan)	5,000	111,820
Siemens AG (Germany)	369	74,652

		1,297,732
Consumer cyclicals (10.9%)
Amazon.com, Inc.(NON)	12,370	2,304,902
Aristocrat Leisure, Ltd. (Australia)	2,888	116,602
Associated British Foods PLC (United Kingdom)	842	26,315
Automatic Data Processing, Inc.	3,016	834,618
Block, Inc. Class A(NON)	906	60,820
Booking Holdings, Inc.	106	446,485
Carvana Co.(NON)	459	79,916
Clorox Co. (The)	385	62,720
Deckers Outdoor Corp.(NON)	402	64,099
Ecolab, Inc.	273	69,705
Euronet Worldwide, Inc.(NON)	608	60,332
Expedia Group, Inc.(NON)	2,915	431,478
Fast Retailing Co., Ltd. (Japan)	300	99,539
Ford Motor Co.	5,691	60,097
Global Payments, Inc.	545	55,819
Hilton Worldwide Holdings, Inc.	264	60,852
Home Depot, Inc. (The)	570	230,964
Hoshizaki Corp. (Japan)	400	13,930
Host Hotels & Resorts, Inc.(R)	3,313	58,309
Industria de Diseno Textil SA (Spain)	2,351	139,241
Informa PLC (United Kingdom)	3,050	33,542
InterContinental Hotels Group PLC (United Kingdom)	272	29,621
Kimberly-Clark Corp.	451	64,168
La Francaise des Jeux SAEM (France)	495	20,369
Las Vegas Sands Corp.	1,455	73,245
Lennar Corp. Class A	328	61,493
LVMH Moet Hennessy Louis Vuitton SA (France)	26	19,939
Mastercard, Inc. Class A	1,527	754,033
Mohawk Industries, Inc.(NON)	411	66,039
Netflix, Inc.(NON)	1,187	841,903
New York Times Co. (The) Class A	1,126	62,684
Next PLC (United Kingdom)	326	42,705
Nintendo Co., Ltd. (Japan)	1,200	64,142
Owens Corning	387	68,313
PACCAR, Inc.	628	61,971
Pandora A/S (Denmark)	555	91,474
PayPal Holdings, Inc.(NON)	9,714	757,983
Publicis Groupe SA (France)	931	101,885
Rational AG (Germany)	20	20,419
Ross Stores, Inc.	356	53,582
Sony Group Corp. (Japan)	2,500	48,569
Stellantis NV (Euronext Paris Exchange) (Italy)	2,750	38,058
Subaru Corp. (Japan)	4,500	79,610
Target Corp.	402	62,656
Taylor Wimpey PLC (United Kingdom)	8,758	19,265
Tesla, Inc.(NON)	2,249	588,406
TJX Cos., Inc. (The)	5,452	640,828
Toll Brothers, Inc.	406	62,723
TOPPAN Holdings, Inc. (Japan)	3,200	95,239
Toyota Motor Corp. (Japan)	1,100	19,771
Trade Desk, Inc. (The) Class A(NON)	587	64,365
Verisk Analytics, Inc.	217	58,147
Volkswagen AG (Preference) (Germany)	348	36,962
Volvo AB Class B (Sweden)	3,586	94,858
Vulcan Materials Co.	126	31,554
Walmart, Inc.	14,133	1,141,240

		11,648,504
Consumer staples (4.3%)
Auto Trader Group PLC (United Kingdom)	6,505	75,622
BellRing Brands, Inc.(NON)	964	58,534
Boston Beer Co., Inc. (The) Class A(NON)	211	61,009
Bunzl PLC (United Kingdom)	104	4,925
Carlsberg A/S Class B (Denmark)	136	16,194
Chipotle Mexican Grill, Inc.(NON)	1,029	59,291
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	25,514
Coca-Cola Co. (The)	11,855	851,900
Coca-Cola HBC AG (Italy)	1,845	65,778
Colgate-Palmolive Co.	3,984	413,579
Costco Wholesale Corp.	65	57,624
DoorDash, Inc. Class A(NON)	3,770	538,092
Estee Lauder Cos., Inc. (The) Class A	695	69,285
Etsy, Inc.(NON)	1,099	61,027
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	275	25,850
Imperial Brands PLC (United Kingdom)	3,689	107,310
Ingredion, Inc.	436	59,919
Japan Tobacco, Inc. (Japan)	700	20,411
Keurig Dr Pepper, Inc.	1,592	59,668
Koninklijke Ahold Delhaize NV (Netherlands)	3,105	107,250
L'Oreal SA (France)	206	92,399
Maplebear, Inc.(NON)	3,777	153,875
McCormick & Co., Inc. (non-voting shares)	714	58,762
Nestle SA (Switzerland)	559	56,175
Nissin Food Products Co., Ltd. (Japan)	1,300	36,328
Philip Morris International, Inc.	3,439	417,495
Procter & Gamble Co. (The)	377	65,296
Recruit Holdings Co., Ltd. (Japan)	2,300	139,731
Tesco PLC (United Kingdom)	14,772	70,925
Tyson Foods, Inc. Class A	920	54,795
Uber Technologies, Inc.(NON)	7,511	564,527
Unilever PLC (United Kingdom)	1,278	82,857
WH Group, Ltd. (Hong Kong)	35,000	27,566

		4,559,513
Electronics (5.5%)
Advanced Micro Devices, Inc.(NON)	407	66,781
Broadcom, Inc.	3,956	682,410
Cirrus Logic, Inc.(NON)	417	51,796
Garmin, Ltd.	314	55,273
Hoya Corp. (Japan)	1,000	138,504
Keysight Technologies, Inc.(NON)	407	64,685
Micron Technology, Inc.	346	35,884
Monolithic Power Systems, Inc.	71	65,640
NVIDIA Corp.	30,736	3,732,580
Qorvo, Inc.(NON)	538	55,575
Qualcomm, Inc.	4,456	757,743
Trimble Inc.(NON)	2,982	185,152

		5,892,023
Energy (2.4%)
Baker Hughes Co.	1,703	61,563
BP PLC (United Kingdom)	23,444	122,273
Cheniere Energy, Inc.	3,300	593,472
ConocoPhillips	551	58,009
Coterra Energy, Inc.	10,526	252,098
DCC PLC (Ireland)	343	23,416
Devon Energy Corp.	1,447	56,607
Eneos Holdings, Inc. (Japan)	4,900	26,828
Equinor ASA (Norway)	3,797	96,059
Exxon Mobil Corp.	511	59,899
Halliburton Co.	2,108	61,237
HF Sinclair Corp.	1,362	60,704
INPEX Corp. (Japan)	1,500	20,308
Marathon Petroleum Corp.	1,980	322,562
OMV AG (Austria)	786	33,625
Repsol SA (Spain)	1,701	22,435
Schlumberger, Ltd.	1,483	62,212
Shell PLC (London Exchange) (United Kingdom)	969	31,436
Targa Resources Corp.	485	71,785
TechnipFMC PLC (United Kingdom)	12,748	334,380
TotalEnergies SE (France)	480	31,169
Valero Energy Corp.	444	59,953
Weatherford International PLC	657	55,792

		2,517,822
Financials (9.2%)
3i Group PLC (United Kingdom)	2,799	123,991
ABN AMRO Bank NV (Netherlands)	1,682	30,397
AerCap Holdings NV (Ireland)	300	28,416
Affiliated Managers Group, Inc.	341	60,630
AIA Group, Ltd. (Hong Kong)	10,800	94,315
AIB Group PLC (Ireland)	4,463	25,565
Allianz SE (Germany)	242	79,598
Allstate Corp. (The)	355	67,326
Ally Financial, Inc.	6,454	229,698
American Express Co.	240	65,088
American Financial Group, Inc.	488	65,685
American International Group, Inc.	800	58,584
Ameriprise Financial, Inc.	159	74,700
AvalonBay Communities, Inc.(R)	258	58,115
AXA SA (France)	326	12,550
Axis Capital Holdings, Ltd.	836	66,554
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,644	82,572
Banco Santander SA (Spain)	27,812	142,505
Bank Hapoalim BM (Israel)	5,628	56,410
Bank Leumi Le-Israel BM (Israel)	4,683	45,860
Bank of America Corp.	4,563	181,060
Bank of New York Mellon Corp. (The)	6,444	463,066
Berkshire Hathaway, Inc. Class B(NON)	485	223,226
BlackRock, Inc.	70	66,466
BOC Hong Kong Holdings, Ltd. (Hong Kong)	4,000	12,673
Brixmor Property Group, Inc.(R)	2,582	71,935
Capital One Financial Corp.	426	63,785
CBRE Group, Inc. Class A(NON)	649	80,788
Citigroup, Inc.	11,716	733,422
Citizens Financial Group, Inc.	1,508	61,934
CME Group, Inc.	287	63,327
Commonwealth Bank of Australia (Australia)	95	8,861
Corebridge Financial, Inc.	5,883	171,548
Covivio (France)(R)	112	6,816
Credit Agricole SA (France)	2,337	35,739
DBS Group Holdings, Ltd. (Singapore)	3,520	104,242
Deutsche Boerse AG (Germany)	90	21,129
Equitable Holdings, Inc.	6,230	261,847
Equity Residential(R)	756	56,292
Erste Group Bank AG (Czech Republic)	1,295	70,964
Eurazeo SE (France)	161	13,244
Euronext NV (France)	484	52,537
Everest Group, Ltd.	149	58,383
Exor NV (Netherlands)	445	47,706
First Horizon Corp.	3,790	58,859
First Industrial Realty Trust, Inc.(R)	1,099	61,522
Globe Life, Inc.	711	75,302
Goldman Sachs Group, Inc. (The)	323	159,921
Goodman Group (Australia)(R)	1,306	33,315
HSBC Holdings PLC (United Kingdom)	14,688	131,766
Huntington Bancshares, Inc./OH	4,204	61,799
Intercontinental Exchange, Inc.	366	58,794
Intesa Sanpaolo SpA (Italy)	21,985	94,111
Investor AB Class B (Sweden)	4,296	132,386
JPMorgan Chase & Co.	525	110,702
KeyCorp	3,705	62,059
Klepierre SA (France)(R)	1,875	61,436
Loews Corp.	743	58,734
LPL Financial Holdings, Inc.	265	61,647
Marsh & McLennan Cos., Inc.	250	55,773
MetLife, Inc.	8,863	731,020
MGIC Investment Corp.	2,302	58,931
Mid-America Apartment Communities, Inc.(R)	335	53,232
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,500	35,940
Mizrahi Tefahot Bank, Ltd. (Israel)	1,060	41,428
Morgan Stanley	590	61,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	263	144,925
National Australia Bank, Ltd. (Australia)	926	23,974
NN Group NV (Netherlands)	1,111	55,435
Nordea Bank ABP (Finland)	8,924	105,301
Northern Trust Corp.	605	54,468
OneMain Holdings, Inc.	623	29,325
Oversea-Chinese Banking Corp., Ltd. (Singapore)	8,400	98,330
Park Hotels & Resorts, Inc.	4,227	59,601
Popular, Inc. (Puerto Rico)	612	61,365
Principal Financial Group, Inc.	714	61,333
Progressive Corp. (The)	243	61,664
Prudential Financial, Inc.	512	62,003
Public Storage(R)	168	61,130
QBE Insurance Group, Ltd. (Australia)	1,475	16,842
Reinsurance Group of America, Inc.	294	64,054
Robinhood Markets, Inc. Class A(NON)	2,857	66,911
SEI Investments Co.	860	59,503
Sekisui Chemical Co., Ltd. (Japan)	1,400	21,890
Sekisui House, Ltd. (Japan)	400	11,106
Simon Property Group, Inc.(R)	3,512	593,598
SLM Corp.	2,759	63,098
State Street Corp.	4,848	428,903
Synchrony Financial	1,370	68,336
Talanx AG (Germany)	312	26,300
Tokio Marine Holdings, Inc. (Japan)	1,100	40,562
Travelers Cos., Inc. (The)	240	56,189
UBS Group AG (Switzerland)	1,127	34,874
UniCredit SpA (Italy)	3,295	144,656
Unum Group	2,072	123,160
VICI Properties, Inc.(R)	1,779	59,258
Virtu Financial, Inc. Class A	1,897	57,783
Webster Financial Corp.	1,367	63,716
Wells Fargo & Co.	1,075	60,727
Western Alliance Bancorp	716	61,927
Willis Towers Watson PLC	227	66,858
Zions Bancorp NA	1,244	58,742
Zurich Insurance Group AG (Switzerland)	138	83,374

		9,870,949
Health care (7.0%)
Abbott Laboratories	2,431	277,158
AbbVie, Inc.	2,479	489,553
Agilent Technologies, Inc.	420	62,362
Alnylam Pharmaceuticals, Inc.(NON)	112	30,803
Amgen, Inc.	192	61,864
AstraZeneca PLC (United Kingdom)	244	38,012
Becton, Dickinson and Co.	573	138,150
bioMerieux (France)	206	24,689
Boston Scientific Corp.(NON)	757	63,437
Bristol-Myers Squibb Co.	5,495	284,311
Cardinal Health, Inc.	525	58,023
Chugai Pharmaceutical Co., Ltd. (Japan)	1,600	77,554
Cigna Group (The)	2,339	810,323
Cooper Cos., Inc. (The)(NON)	543	59,915
CSL, Ltd. (Australia)	40	7,901
CVS Health Corp.	1,068	67,156
Daiichi Sankyo Co., Ltd. (Japan)	2,500	82,581
Danaher Corp.	206	57,272
Demant A/S (Denmark)(NON)	1,080	42,046
Dexcom, Inc.(NON)	821	55,040
Edwards Lifesciences Corp.(NON)	806	53,188
Elanco Animal Health, Inc.(NON)	3,846	56,498
Elevance Health, Inc.	124	64,480
Eli Lilly and Co.	1,472	1,304,104
Exelixis, Inc.(NON)	3,415	88,619
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	480	10,640
Fresenius SE & Co. KGaA (Germany)(NON)	920	35,099
FUJIFILM Holdings Corp. (Japan)	2,200	56,951
GSK PLC (United Kingdom)	5,496	111,904
HCA Healthcare, Inc.	169	68,687
Hologic, Inc.(NON)	742	60,443
Incyte Corp.(NON)	891	58,895
Insulet Corp.(NON)	268	62,377
Ipsen SA (France)	246	30,302
Jazz Pharmaceuticals PLC(NON)	522	58,156
Johnson & Johnson	355	57,531
Lonza Group AG (Switzerland)	45	28,556
M3, Inc. (Japan)	2,300	23,032
McKesson Corp.	114	56,364
Medpace Holdings, Inc.(NON)	184	61,419
Medtronic PLC	788	70,944
Merck & Co., Inc.	7,796	885,314
Merck KGaA (Germany)	41	7,238
Neurocrine Biosciences, Inc.(NON)	879	101,278
Novartis AG (Switzerland)	1,887	217,274
Novo Nordisk A/S Class B (Denmark)	2,282	270,671
Olympus Corp. (Japan)	1,600	30,415
Ono Pharmaceutical Co., Ltd. (Japan)	500	6,712
Otsuka Holdings Company, Ltd. (Japan)	500	28,400
Pfizer, Inc.	1,975	57,157
QIAGEN NV (Netherlands)	1,280	58,330
Regeneron Pharmaceuticals, Inc.(NON)	58	60,972
Roche Holding AG (Switzerland)	126	40,322
Shionogi & Co., Ltd. (Japan)	2,400	34,402
Solventum Corp.(NON)	813	56,682
Sonova Holding AG (Switzerland)	212	76,361
Stryker Corp.	167	60,330
Tenet Healthcare Corp.(NON)	392	65,150
Thermo Fisher Scientific, Inc.	94	58,146
United Therapeutics Corp.(NON)	159	56,978
UnitedHealth Group, Inc.	98	57,299
Universal Health Services, Inc. Class B	256	58,627

		7,494,397
Semiconductor (0.5%)
Applied Materials, Inc.	548	110,723
ASML Holding NV (Netherlands)	322	267,859
Disco Corp. (Japan)	200	52,686
KLA Corp.	74	57,306
Lam Research Corp.	74	60,390
Renesas Electronics Corp. (Japan)	1,500	21,769

		570,733
Software (4.9%)
Adobe, Inc.(NON)	1,558	806,701
Atlassian Corp. Class A(NON)	419	66,541
Autodesk, Inc.(NON)	258	71,074
Cadence Design Systems, Inc.(NON)	236	63,963
Manhattan Associates, Inc.(NON)	247	69,501
Microsoft Corp.	7,612	3,275,444
Nexon Co., Ltd. (Japan)	700	13,910
Oracle Corp.	384	65,434
Pegasystems, Inc.	1,627	118,917
ROBLOX Corp. Class A(NON)	1,301	57,582
SAP SE (Germany)	258	59,013
TIS, Inc. (Japan)	1,100	28,079
Veeva Systems, Inc. Class A(NON)	2,191	459,825
Workday, Inc. Class A(NON)	235	57,436

		5,213,420
Technology services (4.8%)
Accenture PLC Class A	165	58,324
Alphabet, Inc. Class A	12,941	2,146,265
DocuSign, Inc.(NON)	2,537	157,522
EPAM Systems, Inc.(NON)	132	26,272
Leidos Holdings, Inc.	432	70,416
LY Corp. (Japan)	23,500	68,498
Meta Platforms, Inc. Class A	3,501	2,004,112
NEC Corp. (Japan)	200	19,313
Pinterest, Inc. Class A(NON)	2,066	66,876
Prosus NV (China)	1,618	70,710
Roku, Inc.(NON)	797	59,504
Salesforce, Inc.	891	243,876
Scout24 SE (Germany)	193	16,617
VeriSign, Inc.(NON)	304	57,748
Western Union Co. (The)	4,788	57,121

		5,123,174
Transportation (1.1%)
Aena SME SA (Spain)	246	54,040
CSX Corp.	2,818	97,306
DHL Group (Germany) (Germany)	1,504	67,088
Expeditors International of Washington, Inc.	497	65,306
FedEx Corp.	203	55,557
Kirby Corp.(NON)	497	60,848
Norfolk Southern Corp.	229	56,907
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	15,659	79,931
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	8,047
Union Pacific Corp.	2,005	494,192
United Parcel Service, Inc. Class B	450	61,353
Westinghouse Air Brake Technologies Corp.	351	63,801

		1,164,376
Utilities and power (2.1%)
AES Corp. (The)	3,366	67,522
American Electric Power Co., Inc.	582	59,713
Centrica PLC (United Kingdom)	8,810	13,780
Constellation Energy Corp.	322	83,726
Dominion Energy, Inc.	1,005	58,079
DTE Energy Co.	569	73,065
Duke Energy Corp.	509	58,688
E.ON SE (Germany)	4,761	70,900
Edison International	871	75,855
ENGIE SA (France)	2,839	49,093
Eni SpA (Italy)	1,351	20,559
Eversource Energy	876	59,612
Exelon Corp.	11,616	471,029
Iberdrola SA (Spain)	2,872	44,399
Kansai Electric Power Co., Inc. (The) (Japan)	6,200	102,752
National Fuel Gas co.	977	59,216
PG&E Corp.	8,734	172,671
Public Service Enterprise Group, Inc.	675	60,217
RWE AG (Germany)	563	20,512
UGI Corp.	2,457	61,474
Vistra Corp.	3,909	463,373
Xcel Energy, Inc.	1,054	68,826

		2,215,061

Total common stocks (cost $42,343,361)		$70,594,355

CORPORATE BONDS AND NOTES (12.0%)(a)
	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$22,730
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	5,000	5,237
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	10,658
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31	5,000	4,862
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,838
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,995
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	5,000	5,130
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	10,436
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	9,431
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,182
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	14,540
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	5,187
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,626
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	5,000	5,198
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	16,044
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	10,000	10,613
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	53,000	54,939
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	14,161
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)	5,000	5,113
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	47,078
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32	10,000	10,122
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,758
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,752
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	4,634
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	20,707
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	10,000	10,239
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	15,000	15,664
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29	10,000	10,343
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	30,497
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,717
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	15,000	15,229
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,976
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	15,000	15,009
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)	25,000	24,851
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	20,089
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,552
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,775
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,633
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	14,606
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	10,263
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	15,000	15,516
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,542
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,255
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	10,000	10,373
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	14,556
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	19,651
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	23,363
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	4,794
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29	10,000	10,813
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	19,301
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	14,438
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	34,425
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	10,000	10,797
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32	10,000	10,363
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	10,000	9,533
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	10,000	9,352
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37	10,000	10,277
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	15,000	14,029
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	27,084
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	14,548
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	35,035
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,816
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	5,000	5,244
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	9,404

		873,923
Capital goods (0.7%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	2,000	2,051
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	23,000	21,600
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	42,354
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40	5,000	4,882
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	13,000	12,333
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29	5,000	4,630
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	94,544
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31	10,000	10,637
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	13,000	13,682
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	7,000	7,232
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	5,000	5,236
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)	10,000	10,993
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,828
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	5,000	5,454
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	5,158
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	5,127
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,547
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29	5,000	4,406
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	5,000	5,121
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,763
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	5,000	5,250
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28	5,000	4,956
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	15,000	13,958
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	46,300
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31	15,000	15,321
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	27,000	25,624
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	60,906
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,957
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	10,000	9,658
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	14,618
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	5,000	5,131
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	9,052
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,751
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,429
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,077
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	60,000	62,169
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,175
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,331
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	19,588
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	5,200
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,989
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	10,000	9,564
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	15,000	16,744
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	5,000	5,431
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	9,770
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	5,000	5,050
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	10,000	9,973
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,746
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	15,000	15,224
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	10,481
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	10,000	10,426
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	10,000	10,269
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,833
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	29,220
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	34,132
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	15,000	15,643
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	5,000	5,172

		853,696
Communication services (1.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	4,466
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	125,000	120,824
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	30,016
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	15,000	14,970
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	50,601
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	72,097
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,716
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	60,000	55,235
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,824
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	15,000	13,232
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	24,049
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,661
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	11,000	10,985
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	70,272
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	14,393
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,851
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	24,545
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	33,335
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)	23,000	21,705
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	12,000	11,859
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	88,171
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	5,000	5,035
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	10,000	9,825
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	9,951
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,630
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	10,665
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	10,000	10,049
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	15,000	16,219
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	25,000	25,520
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	22,945
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	51,788
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,809
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	77,075
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	15,382
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	9,101
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	15,000	14,408
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	70,948
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	35,605
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	63,505
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	76,430
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	18,665

		1,245,362
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,471
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,913
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	15,000	15,335
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	14,446
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	9,357
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	11,159
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	20,000	20,862
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	4,952
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	36,511
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	34,453
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	25,599
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	19,110
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	20,908
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	19,037
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	10,000	10,130
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	5,317
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	5,000	5,432
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	30,401
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	5,000	5,398
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28(PIK)	10,000	10,511
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	10,018
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,841
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	20,000	20,931
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	15,000	13,435
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	10,000	9,464
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	10,000	10,144
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	56,781
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	20,000	20,647
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	25,000	25,759
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29	15,000	13,223
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	20,000	20,044
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,720
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	15,000	9,392
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	8,018
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	15,000	16,205
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	20,000	21,035
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	20,000	20,800
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	20,000	20,621
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,545
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	47,117
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	2,000	2,158
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	4,000	4,137
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	5,000	4,991
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	35,000	37,566
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	8,000	8,244
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	47,523
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	9,465
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	22,687
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	15,000	16,073
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,530
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,103
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,892
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	10,000	10,384
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	5,000	4,945
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	15,066
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	10,000	9,738
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	43,145
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	15,000	15,365
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	10,000	10,702
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	10,723
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	15,000	14,707
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	10,000	10,347
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,660
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	53,000	55,783
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,933
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,466
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	10,000	9,562
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	64,259
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	15,000	16,026
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	10,000	9,951
Owens Corning sr. unsec. notes 3.50%, 2/15/30	10,000	9,503
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	15,000	14,249
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	12,000	11,486
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,910
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	15,015
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	5,000	5,190
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	20,000	20,516
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31	10,000	10,138
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	10,104
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,947
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	20,000	20,191
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	27,712
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,684
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	15,000	14,896
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,905
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	13,081
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	9,442
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,547
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	5,000	5,182
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,459
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	9,472
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	15,000	15,347
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,641
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	15,000	14,961
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	5,000	5,108
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	9,943
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	5,092
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	12,000	11,941
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	15,000	16,414
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	5,000	5,067
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	53,670
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	46,000	40,878
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	19,343
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	20,000	20,204
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)	5,000	5,008
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	10,000	9,886
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	25,000	26,988

		1,734,293
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	15,000	13,845
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	5,000	5,149
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	16,963
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	14,156
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	10,000	10,514
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	5,200
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	15,000	14,685
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	10,000	9,480
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	15,000	15,683
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32	10,000	10,503
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	59,777
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	63,783
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	15,000	13,985
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	5,000	5,183
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,996
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	7,000	6,519
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	26,000	26,923
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	26,000	26,911
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	5,000	5,142
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,617
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	15,000	15,105
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	6,000	6,056
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	17,000	15,939
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	22,000	21,408
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	43,000	44,620
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	10,000	10,347
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	5,298
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	10,000	10,036
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	5,000	5,135

		486,958
Energy (0.8%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	20,000	20,061
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,264
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	78,956
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	30,000	30,584
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	10,000	10,030
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,204
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,598
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	10,596
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	5,000	4,679
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	5,000	4,886
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	5,000	5,145
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,884
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,832
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	15,280
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,993
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,901
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	5,000	5,179
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	10,009
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	15,114
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	20,000	19,991
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	20,000	19,715
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	10,000	9,993
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	20,000	19,043
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	10,030
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	36,365
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,881
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	28,424
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	45,000	45,014
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	46,000	47,476
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26	10,000	9,991
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	10,400
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	19,707
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	7,000	7,019
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	10,000	9,987
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	14,262
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	15,000	15,704
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,003
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	9,999
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	20,000	20,091
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,976
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	24,936
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	29,479
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	19,866
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	4,538	4,646
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	6,000	6,007
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,154
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	10,000	8,169
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,250	4,435
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	5,000	5,154
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,458
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	15,000	15,216
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	15,000	16,677
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	15,000	16,907
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	10,566
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	5,216
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	10,000	10,585
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	5,000	4,988
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	15,000	14,542
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	5,000	4,979

		856,246
Financials (3.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	15,000	15,450
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	15,000	15,676
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	59,515
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	23,092
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	15,000	15,647
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,822
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	15,742
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	25,000	25,021
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	20,000	20,567
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	5,000	5,077
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	20,000	19,223
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	38,503
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,987
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	15,000	15,290
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	20,000	17,920
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	24,603
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	22,818
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,206
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	24,646
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	5,000	5,327
Athene Global Funding 144A notes 5.526%, 7/11/31	25,000	25,709
Athene Global Funding 144A notes 5.349%, 7/9/27	20,000	20,431
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	36,340
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	177,216
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	74,287
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,534
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	110,962
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	215,450
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	15,000	15,385
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	7,036
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	27,574
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	8,312
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	7,000	6,672
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	75,403
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	200,408
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	49,506
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	9,389
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	50,078
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	10,129
CNO Global Funding 144A notes 4.95%, 9/9/29	25,000	25,108
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	73,428
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	19,491
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	15,000	15,488
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	15,000	16,060
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	10,000	10,549
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	10,124
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	27,195
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	10,000	10,933
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	10,000	10,031
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,965
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	23,000	23,033
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	5,000	5,228
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	13,283
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	4,000	4,019
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	116,343
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,185
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	15,000	15,641
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	33,409
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	12,458
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	15,000	15,022
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	30,000	32,058
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	5,000	5,354
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	15,000	16,325
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	156,030
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	13,000	11,759
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	16,489
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	150,000	159,103
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	138,005
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,999
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	29,055
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31(R)	10,000	10,612
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	9,780
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	16,000	17,214
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	22,239
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	25,000	25,637
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	181,985
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	39,608
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	24,000	24,189
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	15,361
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	10,000	10,392
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	5,277
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	15,000	15,678
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	20,000	19,614
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	26,252
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	15,000	15,454
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	10,000	10,128
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,095
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,427
Pebblebrook Hotel LP/PEB Finance Corp. 144A sr. unsec. notes 6.375%, 10/15/29	5,000	5,037
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	15,089
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	69,043
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	25,000	26,070
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	9,033
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	5,000	5,236
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	10,000	10,342
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	31,181
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	45,098
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	53,980
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	15,000	15,529
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	54,794
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	50,652
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	30,140
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	9,762
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	169,180
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	15,000	15,610
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,967
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	18,929

		3,689,737
Health care (0.8%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	20,000	20,589
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	10,564
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	24,212
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	49,054
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	30,900
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	19,228
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	10,000	10,588
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	4,520
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	37,000	34,153
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	20,000	20,679
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,960
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,793
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,614
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,711
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	10,000	11,032
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	10,000	9,848
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	8,454
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	20,000	18,423
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32	5,000	5,264
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	10,000	9,440
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,498	1,523
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	32,035	30,020
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32	30,000	31,017
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	11,742
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	10,376
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	15,028
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	5,000	5,364
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	35,000	35,670
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	22,032
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31	35,000	36,478
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	41,625
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	26,079
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	6,000	6,041
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	15,000	14,214
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,819
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	42,217
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	71,775
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	8,284
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	11,000	11,216
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	36,000	36,542
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	20,000	20,521
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	15,017
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,924
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,926
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,650
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	15,264
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	23,563
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,958

		904,911
Technology (0.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,843
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	20,000	17,640
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	64,000	61,520
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	24,350
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	4,000	4,188
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	16,000	16,550
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	72,523
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	87,971
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	10,000	10,305
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29	25,000	25,105
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	5,000	5,092
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	25,000	24,895
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,906
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	5,000	4,869
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	10,000	9,264
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	10,000	10,563
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	14,092
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	11,000	10,807
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	5,000	4,952
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	10,000	9,983
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	34,000	33,921
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	19,533
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	30,000	29,290
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	38,000	39,841
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	25,000	26,253
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	42,000	41,667
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	11,300
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	40,960
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	41,081
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	35,719
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	15,000	16,062
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	10,000	9,525
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	20,193
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	20,961
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	5,000	4,528
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	18,333
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	25,751
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	20,000	18,969
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	25,000	23,122
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	15,000	15,510
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	15,000	13,879

		928,816
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,992
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	5,834	5,822
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	62,349
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,687
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	10,007
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	30,000	30,606
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,835
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	15,000	15,647

		154,945
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	23,039
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	21,662
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	10,000	10,243
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	54,970
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,792
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,987
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	4,845
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	30,832
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	40,308
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	15,000	15,662
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	10,314
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	58,716
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	53,454
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,744
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	13,307
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,977
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	28,665
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,155
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,549
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	86,000	85,090
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	15,851
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	30,726
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,185
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	15,000	15,333
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	24,182
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	17,525
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	5,000	5,109
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,507
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,065
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	50,520
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	10,000	11,288
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	62,009
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,882
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,687
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	52,822
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	25,000	25,979
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	10,000	10,514
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	14,910
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	26,495
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	15,524
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,740
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	85,000	85,927
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	5,242
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	15,000	15,325
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	5,000	5,347
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	16,673
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	10,000	10,527
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,980
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	15,000	16,161
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	17,000	17,048

		1,153,394

Total corporate bonds and notes (cost $13,127,343)		$12,882,281

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$96,566	$100,794
5.50%, with due dates from 6/20/53 to 7/20/53	727,873	744,837
3.00%, TBA, 10/1/54	1,000,000	912,030
3.00%, with due dates from 8/20/49 to 4/20/51	865,214	791,145

		2,548,806
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	20,488	21,167
3.00%, 1/1/48	556,315	510,136
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	856,548	860,306
4.00%, 1/1/57	31,182	30,040
3.00%, with due dates from 4/1/46 to 11/1/48	359,554	329,986
2.50%, 7/1/51	789,568	682,070
Uniform Mortgage-Backed Securities
5.00%, TBA, 10/1/54	1,000,000	999,492
3.50%, TBA, 10/1/54	1,000,000	931,324
2.50%, TBA, 10/1/54	3,000,000	2,589,963
2.50%, TBA, 10/1/39	1,000,000	937,576

		7,892,060

Total U.S. government and agency mortgage obligations (cost $10,733,656)		$10,440,866

MORTGAGE-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	$3,274	$3,890
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	8,892	9,696
Government National Mortgage Association Ser. 15-H26, Class DI, IO, 0.482%, 10/20/65(WAC)	95,543	4,754

		18,340
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	14,000	13,793
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	10,000	8,673
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	13,084
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	13,153
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	29,252	28,427
Ser. 16-C3, Class A4, 3.154%, 11/15/49	21,000	20,325
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.479%, 12/10/44(WAC)	29,000	25,953
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	6,399	5,978
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47(WAC)	25,000	22,938
FRB Ser. 15-CR26, Class C, 4.612%, 10/10/48(WAC)	24,000	21,125
FRB Ser. 14-UBS6, Class C, 4.508%, 12/10/47(WAC)	16,000	15,188
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48(WAC)	11,000	10,797
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	13,000	12,264
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	28,000	27,149
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	13,000	12,601
FRB Ser. 14-CR20, Class XA, IO, 0.864%, 11/10/47(WAC)	95,408	2
FRB Ser. 14-UBS6, Class XA, IO, 0.806%, 12/10/47(WAC)	407,852	7
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49(WAC)	455,481	58
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	30,000	28,465
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	14,461
Ser. 16-C6, Class AS, 3.346%, 1/15/49	16,000	15,160
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	43,935
FRB Ser. 20-C19, Class XA, IO, 1.212%, 3/15/53(WAC)	1,025,004	46,738
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.821%, 12/15/49(WAC)	863,011	8,767
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class B, 4.537%, 7/10/48(WAC)	73,000	71,403
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.916%, 6/15/51(WAC)	11,000	9,669
FRB Ser. 18-C8, Class XA, IO, 0.755%, 6/15/51(WAC)	882,928	15,270
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	802
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.465%, 5/15/48(WAC)	10,000	9,657
FRB Ser. 15-C22, Class C, 4.337%, 4/15/48(WAC)	20,000	17,620
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46(WAC)	11,947	10,887
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	19,086
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	22,000	21,136
FRB Ser. 15-C26, Class XA, IO, 1.103%, 10/15/48(WAC)	538,386	1,649
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.795%, 8/15/45(WAC)	15,000	13,860
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	16,000	14,726
FRB Ser. 18-H3, Class XA, IO, 0.961%, 7/15/51(WAC)	1,344,788	31,222
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.363%, 1/25/37	16,000	15,978
FRB Ser. 22-FL9, Class A, 7.322%, 6/25/37	10,660	10,706
FRB Ser. 21-FL7, Class A, 6.169%, 11/25/36	11,039	11,018
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 6.291%, 9/15/36 (Cayman Islands)	10,299	10,308
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.141%, 1/15/59(WAC)	10,000	9,099
FRB Ser. 15-SG1, Class B, 4.593%, 9/15/48(WAC)	14,000	13,007
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	16,000	14,783
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	17,000	15,961
Ser. 15-C31, Class AS, 4.049%, 11/15/48	17,000	16,733
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.142%, 3/15/45(WAC)	47,000	42,103
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	8,056	2,999
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46(WAC)	21,000	8,808

		817,531
Residential mortgage-backed securities (non-agency) (1.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	70,635	72,660
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.124%, 5/25/35(WAC)	4,743	4,661
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.063%, 6/25/46	36,888	35,149
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	60,359	51,216
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	20,514	19,275
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.045%, 10/25/28	40,393	42,431
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.08%, 10/25/50	54,000	61,668
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.23%, 6/25/42	11,215	11,535
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 4/25/42	41,526	42,087
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.13%, 1/25/42	74,000	75,083
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.58%, 2/25/42	41,677	41,770
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	26,382	26,170
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.345%, 8/25/28	16,315	17,135
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.145%, 8/25/28	26,046	27,357
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.295%, 10/25/28	3,111	3,260
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.845%, 1/25/29	39,053	40,729
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.745%, 5/25/29	62,310	65,146
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 4/25/29	26,805	28,067
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.045%, 9/25/29	56,000	58,764
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.945%, 7/25/29	50,716	52,469
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.745%, 1/25/31	12,352	12,699
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.493%, 9/25/44	11,000	11,028
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.18%, 11/25/41	4,116	4,111
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.769%, 2/25/34	13,456	13,431
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.094%, 10/25/33	22,332	22,562
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.019%, 10/25/34	10,792	10,656
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	47,298	45,191
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	26,177	25,185
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	109,316
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.929%, 7/25/45	13,956	13,915

		1,044,726

Total mortgage-backed securities (cost $1,923,690)		$1,880,597

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes compound SOFR less 0.08%, 10/27/25 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$534,000	$532,559

Total commodity Linked Notes (cost $534,000)		$532,559

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	$200,000	$201,559
Mexico (Government of) sr. unsec. bonds Ser. MTNA, 6.75%, 9/27/34 (Mexico)	60,000	65,077
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	40,000	41,727
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	25,000	30,426
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	12,453

Total foreign government and agency bonds and notes (cost $344,670)		$351,242

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	$16,250	$16,731
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.695%, 11/18/29	5,000	4,853
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27	4,962	4,950
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.96%, 8/21/28	3,031	3,028
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	4,938	4,923
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.345%, 9/13/29	9,950	9,360
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.695%, 11/23/27	10,515	10,396
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	4,987	4,833
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29	6,782	6,689
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	13,000	13,004
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.847%, 1/27/29	9,949	9,933
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.595%, 5/8/31	10,000	9,994
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.251%, 1/27/31	14,962	14,603
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.529%, 4/30/28	4,963	4,654
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.383%, 3/15/30	15,000	13,588
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	9,975	9,793
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27	9,776	9,775
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	9,687	9,149
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.968%, 5/30/31	4,975	4,886
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	4,898	4,900
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	9,816	9,826
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28	4,520	4,527
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	9,912	9,332
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	4,950	4,968
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	12,563	12,599
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28	8,665	8,604
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default)(NON)	5,000	75
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.595%, 10/5/28	8,955	8,975
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	4,987	4,964
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31	4,975	4,961
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	14,339	14,384
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	9,950	9,981
Vertiv Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.201%, 3/2/27	14,116	14,143
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	14,911	14,577
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.595%, 3/27/28	12,838	12,875
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29	9,653	9,594

Total senior loans (cost $319,493)		$314,427

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$11,000	$9,650
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,000	5,875
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	3,915
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	5,000	6,303
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	10,000	12,545
Wrangler Holdco Corp. 144A cv. company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	5,000	5,201

Total convertible bonds and notes (cost $42,065)		$43,489

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. 3.38% cv. pfd.	156	$10,606
Hewlett Packard EnterpriseCo. $3.65 cv. pfd.(NON)	193	11,678

Total convertible preferred stocks (cost $17,450)		$22,284

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$3,785,949	$657	$8,606

Total purchased options outstanding (cost $151,110)				$8,606

SHORT-TERM INVESTMENTS (14.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	15,047,847	$15,047,847
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	70,000	70,000
U.S. Treasury Bills 5.343%, 10/24/24(SEG)		$400,000	398,794
U.S. Treasury Bills 5.147%, 11/19/24(SEG)		200,000	198,736
U.S. Treasury Bills 4.627%, 12/17/24(SEG)		200,000	198,092

Total short-term investments (cost $15,913,226)			$15,913,469
TOTAL INVESTMENTS

Total investments (cost $85,450,064)			$112,984,175

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $2,234,359) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/24	$11,686	$11,690	$(4)
		British Pound	Buy	12/18/24	12,565	12,521	44
		Canadian Dollar	Buy	10/16/24	12,574	12,454	120
		Danish Krone	Sell	12/18/24	47,046	47,020	(26)
		Euro	Buy	12/18/24	191,613	190,618	995
		Singapore Dollar	Buy	11/20/24	6,396	6,306	90
		Swedish Krona	Buy	12/18/24	6,731	6,739	(8)
	Barclays Bank PLC
		Australian Dollar	Buy	10/16/24	25,862	24,946	916
		Hong Kong Dollar	Buy	11/20/24	68,600	68,604	(4)
		New Zealand Dollar	Sell	10/16/24	11,054	10,985	(69)
		Norwegian Krone	Buy	12/18/24	5,830	5,734	96
		Singapore Dollar	Sell	11/20/24	858	833	(25)
		Swedish Krona	Buy	12/18/24	40,465	40,267	198
		Swiss Franc	Sell	12/18/24	17,755	17,694	(61)
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	95,635	92,424	3,211
		Danish Krone	Buy	12/18/24	17,166	17,007	159
		Israeli Shekel	Buy	10/16/24	3,730	3,700	30
	Goldman Sachs International
		Euro	Sell	12/18/24	166,824	166,333	(491)
		Israeli Shekel	Sell	10/16/24	197,134	196,581	(553)
	HSBC Bank USA, National Association
		British Pound	Sell	12/18/24	78,065	76,923	(1,142)
		Danish Krone	Sell	12/18/24	7,616	7,597	(19)
		Hong Kong Dollar	Buy	11/20/24	7,685	7,682	3
	JPMorgan Chase Bank N.A.
		Danish Krone	Sell	12/18/24	39,699	39,602	(97)
		Norwegian Krone	Sell	12/18/24	170,782	169,794	(988)
		Swiss Franc	Buy	12/18/24	6,316	6,303	13
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	12,170	6,789	(5,381)
		Canadian Dollar	Buy	10/16/24	74	73	1
		Euro	Sell	12/18/24	41,427	41,312	(115)
		Hong Kong Dollar	Sell	11/20/24	23,982	23,959	(23)
		Japanese Yen	Buy	11/20/24	2,721	3,417	(696)
		Singapore Dollar	Buy	11/20/24	5,304	5,320	(16)
		Swedish Krona	Buy	12/18/24	116,225	115,102	1,123
		Swiss Franc	Buy	12/18/24	103,551	103,343	208
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/24	58,363	56,412	1,951
		Swedish Krona	Buy	12/18/24	33,813	33,328	485
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	57,257	54,167	3,090
		British Pound	Buy	12/18/24	84,214	83,063	1,151
		Danish Krone	Buy	12/18/24	8,770	8,780	(10)
		Euro	Sell	12/18/24	144,938	144,814	(124)
		Japanese Yen	Buy	11/20/24	25,334	25,560	(226)
		New Zealand Dollar	Buy	10/16/24	191	190	1
		Swedish Krona	Buy	12/18/24	25,926	25,665	261
		Swiss Franc	Buy	12/18/24	64,943	65,028	(85)
	UBS AG
		Australian Dollar	Buy	10/16/24	25,586	24,730	856
		Israeli Shekel	Sell	10/16/24	39,878	39,744	(134)
		Japanese Yen	Buy	11/20/24	14,933	14,963	(30)
		Swiss Franc	Buy	12/18/24	97,474	97,511	(37)
	WestPac Banking Corp.
		Canadian Dollar	Buy	10/16/24	20,932	20,732	200

	Unrealized appreciation						15,202

	Unrealized (depreciation)						(10,364)

	Total						$4,838
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	27	$3,010,460	$3,036,420	Dec-24	$129,157
S&P 500 Index E-Mini (Long)	1	288,124	290,713	Dec-24	7,562
S&P 500 Index E-Mini (Short)	33	9,508,092	9,593,513	Dec-24	(249,686)
U.S. Treasury Bond 30 yr (Long)	14	1,738,625	1,738,625	Dec-24	(7,884)
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,129,500	2,129,500	Dec-24	(16,967)
U.S. Treasury Note 2 yr (Long)	22	4,581,328	4,581,328	Dec-24	8,740
U.S. Treasury Note 5 yr (Long)	41	4,505,195	4,505,195	Dec-24	3,203
U.S. Treasury Note 10 yr (Long)	25	2,857,031	2,857,031	Dec-24	380

Unrealized appreciation					149,042

Unrealized (depreciation)					(274,537)

Total					$(125,495)

WRITTEN OPTIONS OUTSTANDING at 9/30/24 (premiums $48,125) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$3,785,949	$657	$2,732

Total				$2,732

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $2,043,945) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 10/1/54	$1,000,000	10/15/24	$1,031,049
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	1,000,000	10/15/24	1,011,736

Total			$2,042,785

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,380,000	$35,189	(E)	$(43,224)	12/18/26	US SOFR — Annually	3.80% — Annually	$(8,035)
		2,862,000	29,796	(E)	36,579	12/18/26	3.80% — Annually	US SOFR — Annually	6,783
		726,000	13,920	(E)	18,984	12/18/29	3.60% — Annually	US SOFR — Annually	5,063
		1,553,000	15,187	(E)	(34,921)	12/18/34	US SOFR — Annually	3.40% — Annually	(19,735)
		922,000	9,016	(E)	20,708	12/18/34	3.40% — Annually	US SOFR — Annually	11,692
		34,000	538	(E)	515	12/18/54	3.20% — Annually	US SOFR — Annually	1,053
		656,000	10,374	(E)	(9,985)	12/18/54	US SOFR — Annually	3.20% — Annually	(19,080)

	Total				$(11,344)				$(22,259)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$3,209,032	$3,232,973	$—	9/25/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$22,288
	3,209,325	3,223,457	—	9/25/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(12,685)
	Goldman Sachs International
	4,333,325	4,400,437	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	65,926
	4,016,538	4,100,557	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(81,825)

Upfront premium received			—	Unrealized appreciation			88,214

	Upfront premium (paid)		—	Unrealized (depreciation)			(94,510)

		Total	$—			Total	$(6,296)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
NRG Energy, Inc.	Utilities and power	402	$36,588	1.13%
Unum Group	Financials	615	36,559	1.13%
Allison Transmission Holdings, Inc.	Capital goods	380	36,484	1.13%
Vistra Corp.	Utilities and power	306	36,223	1.12%
Constellation Energy Corp.	Utilities and power	139	36,216	1.12%
Qualcomm, Inc.	Technology	212	35,968	1.11%
MGIC Investment Corp.	Financials	1,396	35,743	1.11%
Toll Brothers, Inc.	Consumer cyclicals	230	35,579	1.10%
Booking Holdings, Inc.	Consumer cyclicals	8	35,575	1.10%
Ventas, Inc.	Health care	552	35,404	1.10%
O'Reilly Automotive, Inc.	Consumer cyclicals	31	35,359	1.09%
Vornado Realty Trust	Financials	897	35,328	1.09%
NVR, Inc.	Consumer cyclicals	4	35,302	1.09%
Gartner, Inc.	Technology	69	35,029	1.08%
Manhattan Associates, Inc.	Technology	123	34,738	1.07%
Uber Technologies, Inc.	Consumer staples	456	34,270	1.06%
Equitable Holdings, Inc.	Financials	814	34,200	1.06%
Johnson Controls International PLC	Capital goods	438	33,965	1.05%
Targa Resources Corp.	Energy	226	33,405	1.03%
Cirrus Logic, Inc.	Technology	267	33,139	1.03%
Expedia Group, Inc.	Consumer cyclicals	217	32,121	0.99%
Freeport-McMoRan, Inc.	Basic materials	639	31,903	0.99%
J.M. Smucker Co. (The)	Consumer staples	262	31,781	0.98%
General Motors Co.	Consumer cyclicals	708	31,740	0.98%
Wintrust Financial Corp.	Financials	289	31,387	0.97%
Autonation, Inc.	Consumer cyclicals	174	31,210	0.97%
East West Bancorp, Inc.	Financials	371	30,700	0.95%
Southwest Airlines Co.	Transportation	1,025	30,372	0.94%
American International Group, Inc.	Financials	411	30,096	0.93%
Textron, Inc.	Capital goods	337	29,850	0.92%
Fair Isaac Corp.	Technology	15	29,274	0.91%
Applied Materials, Inc.	Technology	142	28,678	0.89%
Cadence Design Systems, Inc.	Technology	106	28,651	0.89%
Synopsys, Inc.	Technology	56	28,549	0.88%
TransUnion	Consumer cyclicals	273	28,537	0.88%
Natera, Inc.	Health care	224	28,474	0.88%
eBay, Inc.	Technology	432	28,105	0.87%
DocuSign, Inc.	Technology	432	26,841	0.83%
Procore Technologies, Inc.	Technology	430	26,567	0.82%
Arista Networks, Inc.	Technology	69	26,554	0.82%
Pure Storage, Inc. Class A	Technology	528	26,549	0.82%
Jacobs Solutions, Inc.	Capital goods	203	26,530	0.82%
Hologic, Inc.	Health care	320	26,082	0.81%
MGM Resorts International	Consumer cyclicals	662	25,869	0.80%
Valero Energy Corp.	Energy	186	25,127	0.78%
Tapestry, Inc.	Consumer cyclicals	530	24,913	0.77%
Synchrony Financial	Financials	499	24,909	0.77%
Pinterest, Inc. Class A	Technology	740	23,966	0.74%
Axis Capital Holdings, Ltd.	Financials	300	23,885	0.74%
Affiliated Managers Group, Inc.	Financials	133	23,707	0.73%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
MicroStrategy, Inc. Class A	Technology	217	$36,579	1.13%
BWX Technologies, Inc.	Capital goods	331	35,970	1.12%
Monolithic Power Systems, Inc.	Technology	39	35,845	1.11%
AppLovin Corp. Class A	Technology	274	35,713	1.11%
NortonLifeLock, Inc.	Technology	1,298	35,609	1.10%
Domino's Pizza, Inc.	Consumer staples	83	35,607	1.10%
Tyler Technologies, Inc.	Technology	60	35,223	1.09%
DT Midstream, Inc.	Energy	447	35,132	1.09%
D.R. Horton, Inc.	Consumer cyclicals	184	35,014	1.09%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	197	34,866	1.08%
Equifax, Inc.	Consumer cyclicals	118	34,550	1.07%
Jack Henry & Associates, Inc.	Technology	194	34,256	1.06%
Stanley Black & Decker, Inc.	Consumer cyclicals	311	34,255	1.06%
Kinsale Capital Group, Inc.	Financials	73	33,916	1.05%
Universal Health Services, Inc. Class B	Health care	146	33,482	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,608	32,982	1.02%
RPM International, Inc.	Basic materials	271	32,779	1.02%
Watsco, Inc.	Consumer staples	66	32,242	1.00%
Digital Realty Trust, Inc.	Financials	198	32,041	0.99%
Ross Stores, Inc.	Consumer cyclicals	211	31,731	0.98%
Ciena Corp.	Technology	509	31,355	0.97%
Texas Instruments, Inc.	Technology	150	31,060	0.96%
Chesapeake Energy Corp.	Energy	373	30,657	0.95%
Take-Two Interactive Software, Inc.	Technology	196	30,084	0.93%
Generac Holdings, Inc.	Capital goods	181	28,738	0.89%
Entegris, Inc.	Technology	252	28,306	0.88%
Cooper Cos., Inc. (The)	Health care	251	27,729	0.86%
RB Global, Inc.	Consumer cyclicals	339	27,312	0.85%
Micron Technology, Inc.	Technology	263	27,269	0.85%
Lithia Motors, Inc.	Consumer cyclicals	84	26,617	0.83%
PTC, Inc.	Technology	146	26,419	0.82%
Bunge Global SA	Basic materials	268	25,887	0.80%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	1,887	25,757	0.80%
Amdocs, Ltd.	Technology	292	25,585	0.79%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	202	25,093	0.78%
Healthcare Realty Trust, Inc.	Financials	1,373	24,915	0.77%
Super Micro Computer, Inc.	Technology	59	24,504	0.76%
Atmos Energy Corp.	Utilities and power	174	24,143	0.75%
T Rowe Price Group, Inc.	Financials	220	23,956	0.74%
CarMax, Inc.	Consumer cyclicals	302	23,379	0.73%
Carnival Corp.	Consumer cyclicals	1,251	23,120	0.72%
Wynn Resorts, Ltd.	Consumer cyclicals	240	23,039	0.71%
Thor Industries, Inc.	Consumer cyclicals	205	22,556	0.70%
Tesla, Inc.	Consumer cyclicals	86	22,464	0.70%
Ball Corp.	Capital goods	330	22,403	0.70%
CH Robinson Worldwide, Inc.	Transportation	201	22,129	0.69%
Royal Gold, Inc.	Basic materials	151	21,230	0.66%
Coherent Corp.	Capital goods	233	20,675	0.64%
Affirm Holdings, Inc.	Consumer cyclicals	504	20,557	0.64%
Fox Corp. Class B	Consumer cyclicals	529	20,512	0.64%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rio Tinto PLC (United Kingdom)	Basic materials	430	$30,529	0.69%
Weyerhaeuser Co.	Basic materials	848	28,727	0.65%
Iberdrola SA (Spain)	Utilities and power	1,808	28,029	0.64%
AT&T, Inc.	Communication services	1,258	27,670	0.63%
Leidos Holdings, Inc.	Technology	167	27,206	0.62%
Holcim AG (Switzerland)	Basic materials	275	26,901	0.61%
Lockheed Martin Corp.	Capital goods	45	26,454	0.60%
Deutsche Telekom AG (Germany)	Communication services	898	26,444	0.60%
Endesa SA (Spain)	Utilities and power	1,202	26,337	0.60%
SEI Investments Co.	Financials	381	26,333	0.60%
Veralto Corp.	Capital goods	235	26,267	0.60%
Automatic Data Processing, Inc.	Consumer cyclicals	95	26,218	0.60%
SS&C Technologies Holdings, Inc.	Technology	352	26,140	0.59%
SSE PLC (United Kingdom)	Utilities and power	1,032	26,061	0.59%
Consolidated Edison, Inc.	Utilities and power	250	26,040	0.59%
Central Japan Railway Co. (Japan)	Transportation	1,117	25,903	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	153	25,768	0.59%
ENGIE SA (France)	Utilities and power	1,483	25,679	0.58%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	2,881	25,533	0.58%
TotalEnergies SE (France)	Energy	389	25,416	0.58%
Exor NV (Netherlands)	Financials	237	25,391	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	189	25,239	0.57%
Exxon Mobil Corp.	Energy	215	25,220	0.57%
PepsiCo, Inc.	Consumer staples	147	25,012	0.57%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,603	25,010	0.57%
Smiths Group PLC (United Kingdom)	Capital goods	1,111	24,993	0.57%
ConocoPhillips	Energy	237	24,908	0.57%
Rio Tinto, Ltd. (Australia)	Basic materials	277	24,813	0.56%
Elisa Oyj (Finland)	Communication services	460	24,426	0.56%
BP PLC (United Kingdom)	Energy	4,588	24,104	0.55%
Intact Financial Corp. (Canada)	Financials	125	24,101	0.55%
Honeywell International, Inc.	Capital goods	115	23,858	0.54%
Fortum OYJ (Finland)	Utilities and power	1,416	23,388	0.53%
Telenor ASA (Norway)	Communication services	1,792	22,971	0.52%
Hartford Financial Services Group, Inc. (The)	Financials	195	22,929	0.52%
PPG Industries, Inc.	Basic materials	172	22,796	0.52%
Danone SA (France)	Consumer staples	312	22,788	0.52%
Eni SpA (Italy)	Utilities and power	1,477	22,550	0.51%
Garmin, Ltd.	Technology	128	22,486	0.51%
Colgate-Palmolive Co.	Consumer staples	214	22,168	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	972	21,906	0.50%
George weston, Ltd. (Canada)	Consumer staples	129	21,611	0.49%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	1,801	21,210	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	78	21,019	0.48%
MSCI, Inc.	Technology	36	20,880	0.47%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	292	20,223	0.46%
Hologic, Inc.	Health care	245	19,950	0.45%
Philip Morris International, Inc.	Consumer staples	164	19,946	0.45%
Jack Henry & Associates, Inc.	Technology	112	19,829	0.45%
VeriSign, Inc.	Technology	103	19,649	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Keppel, Ltd. (Singapore)	Capital goods	5,111	$26,430	0.64%
Pernod Ricard SA (France)	Consumer staples	173	26,121	0.64%
Hermes International (France)	Consumer cyclicals	10	25,587	0.62%
Allianz SE (Germany)	Financials	77	25,373	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	9,704	25,357	0.62%
Paychex, Inc.	Technology	182	24,481	0.60%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	1,981	24,436	0.60%
Realty Income Corp.	Financials	383	24,312	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	513	24,136	0.59%
Sempra	Utilities and power	289	24,128	0.59%
Visa, Inc. Class A	Financials	86	23,557	0.57%
London Stock Exchange Group PLC (United Kingdom)	Financials	170	23,291	0.57%
Heineken NV (Netherlands)	Consumer staples	261	23,194	0.57%
Entergy Corp.	Utilities and power	175	22,992	0.56%
Commonwealth Bank of Australia (Australia)	Financials	244	22,927	0.56%
Ameren Corp.	Utilities and power	256	22,366	0.55%
Orange SA (France)	Communication services	1,938	22,244	0.54%
Martin Marietta Materials, Inc.	Basic materials	41	22,196	0.54%
Equifax, Inc.	Consumer cyclicals	75	22,039	0.54%
Southern Co. (The)	Utilities and power	243	21,944	0.54%
Waste Connections, Inc.	Capital goods	121	21,551	0.53%
Erste Group Bank AG (Czech Republic)	Financials	392	21,537	0.53%
Swisscom AG (Switzerland)	Communication services	33	21,377	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	525	21,360	0.52%
Magna International, Inc. (Canada)	Consumer cyclicals	520	21,354	0.52%
Blackstone, Inc.	Financials	139	21,215	0.52%
Telus Corp. (Canada)	Communication services	1,243	20,873	0.51%
Alexandria Real Estate Equities, Inc.	Financials	174	20,640	0.50%
Metso Oyj (Finland)	Capital goods	1,921	20,582	0.50%
FirstEnergy Corp.	Utilities and power	463	20,520	0.50%
Dominion Energy, Inc.	Utilities and power	345	19,926	0.49%
Vulcan Materials Co.	Consumer cyclicals	78	19,480	0.48%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	270	19,432	0.47%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	112	19,207	0.47%
Westlake Corp.	Basic materials	127	19,076	0.47%
Chesapeake Energy Corp.	Energy	231	18,985	0.46%
Mastercard, Inc. Class A	Consumer cyclicals	38	18,680	0.46%
Antofagasta PLC (Chile)	Basic materials	687	18,558	0.45%
Walmart, Inc.	Consumer cyclicals	230	18,545	0.45%
Duke Energy Corp.	Utilities and power	158	18,190	0.44%
Prosus NV (China)	Technology	411	18,021	0.44%
Alliant Energy Corp.	Utilities and power	295	17,907	0.44%
Persimmon PLC (United Kingdom)	Financials	812	17,904	0.44%
AXA SA (France)	Financials	459	17,700	0.43%
Occidental Petroleum Corp.	Energy	341	17,589	0.43%
Snam SpA (Italy)	Utilities and power	3,421	17,454	0.43%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	640	17,450	0.43%
Straumann Holding AG (Switzerland)	Health care	106	17,307	0.42%
Air Liquide SA (France)	Basic materials	89	17,305	0.42%
Prologis, Inc.	Financials	136	17,205	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$273	$1,777	$244	5/11/63	300 bp — Monthly	$30
	CMBX NA BBB-.6 Index	CCC/P	482	3,554	489	5/11/63	300 bp — Monthly	(5)
	CMBX NA BBB-.6 Index	CCC/P	926	6,664	916	5/11/63	300 bp — Monthly	13
	CMBX NA BBB-.6 Index	CCC/P	912	7,108	977	5/11/63	300 bp — Monthly	(62)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	B-/P	46	272	47	1/17/47	200 bp — Monthly	(2)
	CMBX NA A.7 Index	B-/P	319	1,905	332	1/17/47	200 bp — Monthly	(13)
	CMBX NA BB.11 Index	B+/P	402	1,000	283	11/18/54	500 bp — Monthly	120
	CMBX NA BB.6 Index	CCC-/P	2,434	7,205	1,889	5/11/63	500 bp — Monthly	551
	CMBX NA BBB-.10 Index	BB-/P	3,907	13,000	2,250	11/17/59	300 bp — Monthly	1,664
	CMBX NA BBB-.11 Index	BB+/P	210	1,000	123	11/18/54	300 bp — Monthly	88
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	82	12/16/72	200 bp — Monthly	(87)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC-/P	3,089	3,088	810	5/11/63	500 bp — Monthly	2,282
	CMBX NA BBB-.13 Index	BB+/P	132	1,000	227	12/16/72	300 bp — Monthly	(94)
	CMBX NA BBB-.8 Index	B/P	156	907	111	10/17/57	300 bp — Monthly	46
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	1,602	4,632	1,214	5/11/63	500 bp — Monthly	392

Upfront premium received			14,890		Unrealized appreciation			5,186

Upfront premium (paid)			(5)		Unrealized (depreciation)			(263)

	Total		$14,885				Total	$4,923
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(3,248)	$7,000	$2,815	11/17/59	(500 bp) — Monthly	$(439)
	CMBX NA BB.10 Index	(1,612)	4,000	1,609	11/17/59	(500 bp) — Monthly	(7)
	CMBX NA BB.10 Index	(1,612)	4,000	1,609	11/17/59	(500 bp) — Monthly	(7)
	CMBX NA BB.10 Index	(806)	2,000	804	11/17/59	(500 bp) — Monthly	(3)
	CMBX NA BB.6 Index	(3,830)	14,925	3,913	5/11/63	(500 bp) — Monthly	71
	CMBX NA BBB-.6 Index	(700)	4,887	672	5/11/63	(300 bp) — Monthly	(31)
	CMBX NA BBB-.6 Index	(2,545)	3,554	489	5/11/63	(300 bp) — Monthly	(2,058)
	CMBX NA BBB-.6 Index	(556)	889	122	5/11/63	(300 bp) — Monthly	(434)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	2,177	379	1/17/47	(200 bp) — Monthly	210
	CMBX NA BBB-.11 Index	(110)	1,000	123	11/18/54	(300 bp) — Monthly	12
	CMBX NA BBB-.6 Index	(4,906)	9,774	1,344	5/11/63	(300 bp) — Monthly	(3,567)
	Merrill Lynch International
	CMBX NA BB.10 Index	(114)	2,000	804	11/17/59	(500 bp) — Monthly	689
	CMBX NA BB.11 Index	(494)	1,000	283	11/18/54	(500 bp) — Monthly	(212)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(7,762)	24,000	4,154	11/17/59	(300 bp) — Monthly	(2,684)
	CMBX NA BBB-.12 Index	(1,590)	5,000	974	8/17/61	(300 bp) — Monthly	(619)
	CMBX NA BBB-.13 Index	(318)	1,000	227	12/16/72	(300 bp) — Monthly	(92)
	CMBX NA BBB-.8 Index	(206)	907	111	10/17/57	(300 bp) — Monthly	(96)

Upfront premium received		—			Unrealized appreciation		982

Upfront premium (paid)		(30,578)			Unrealized (depreciation)		(10,249)

	Total	$(30,578)				Total	$(9,267)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(90,998)	$1,248,000	$91,068	12/20/29	500 bp — Quarterly	$589
	CDX NA IG Series 43 Index	BBB+/P	(107,902)	4,800,000	107,314	12/20/29	100 bp — Quarterly	212

	Total		$(198,900)					$801
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $106,908,845.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$846,248	$846,248	$2,491	$—
	Putnam Short Term Investment Fund Class P‡	7,887,915	22,196,854	15,036,922	543,470	15,047,847

	Total Short-term investments	$7,887,915	$23,043,102	$15,883,170	$545,961	$15,047,847
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Franklin Advisers. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $709,236.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing the return on a security owned, for enhancing the return on securities owned, for gaining exposure to securities and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $75,619 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $208,819 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $20,661 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,346,633	$1,107,753	$—
Capital goods	2,287,557	672,641	—
Communication services	1,187,389	302,945	—
Conglomerates	967,181	330,551	—
Consumer cyclicals	10,396,449	1,252,055	—
Consumer staples	3,711,928	847,585	—
Energy	2,110,273	407,549	—
Financials	7,465,324	2,405,625	—
Health care	6,213,335	1,281,062	—
Technology	22,171,151	749,932	—
Transportation	955,270	209,106	—
Utilities and power	1,893,066	321,995	—

Total common stocks	60,705,556	9,888,799	—
Commodity linked notes	—	532,559	—
Convertible bonds and notes	—	43,489	—
Convertible preferred stocks	11,678	10,606	—
Corporate bonds and notes	—	12,882,281	—
Foreign government and agency bonds and notes	—	351,242	—
Mortgage-backed securities	—	1,880,597	—
Purchased options outstanding	—	8,606	—
Senior loans	—	314,427	—
U.S. government and agency mortgage obligations	—	10,440,866	—
Short-term investments	70,000	15,843,469	—

Totals by level	$60,787,234	$52,196,941	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,838	$—
Futures contracts	(125,495)	—	—
Written options outstanding	—	(2,732)	—
TBA sale commitments	—	(2,042,785)	—
Interest rate swap contracts	—	(10,915)	—
Total return swap contracts	—	(6,296)	—
Credit default contracts	—	211,050	—

Totals by level	$(125,495)	$(1,846,840)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$900
Written equity option contracts (contract amount)	$700
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$2,600,000
Centrally cleared interest rate swap contracts (notional)	$10,900,000
OTC total return swap contracts (notional)	$14,300,000
OTC credit default contracts (notional)	$210,000
Centrally cleared credit default contracts (notional)	$5,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com